BASIC EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
BASIC EARNINGS PER SHARE
BASIC EARNINGS PER SHARE

23. BASIC EARNINGS PER SHARE

Basic earnings per share is computed by dividing profit for the year attributable to owners of the parent company amounting to Rp23,053 billion, Rp22,365 and Rp17,486 billion by the weighted average number of shares outstanding during the year totaling to 99,062,216,600 shares for the years ended December 31,

2023 (as restated) and 2024 (as restated) respectively, and 99,061,024,659 for the years ended December 31, 2025.

Basic earnings per share amounted to Rp232.71, Rp225.77 and Rp176.52 for the year ended December 31, 2023 (as restated), 2024 (as restated) and 2025, respectively. The Company does not have potentially dilutive financial instruments for the years ended December 31, 2023 (as restated), 2024 (as restated) and 2025.

As of December 31, 2025, all of the Company Series B Shares have been listed on IDX and 43,568,230 ADS or equivalent to 4,356,822,980 Series B have been listed on the NYSE.